Other related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Legal fees (including costs related to share issuance) incurred with this firm were as follows:

	2019	2018	2017
Legal Fees	$276,261	$249,218	$172,199

Accounts payable and accrued liabilities includes a total of $146,197 ($5,999 as at December 31, 2018) payable to this law firm. Interest of $1,809 was received from AGV during the year.

In addition, accounts payable and accrued liabilities includes $NIL ($7,461 as at December 31, 2018) related to re-imbursement of expenses owing to an Officer of NXT.